LEASES (Tables)	6 Months Ended
Jun. 30, 2021
Lessee Disclosure [Abstract]
Schedule of Components of Lease Cost
	Period ended June 30, 2021	Year ended June 30, 2020
Operating lease cost	$2,195	1,904
Short-term lease cost	883	735
Total lease cost	$3,078	2,639

Other information:
Cash paid for amounts included in the measurement of Lease liabilities:
Operating cash flows from operating leases	$2,215	1,906

Right-of-use assets obtained in exchange for new operating lease liabilities	$2,647	1,736

Weighted-average remaining lease term - operating leases	4.3 years	4.7 years

Weighted-average discount rate - operating leases	5.0%	4.9%

Schedule of Future Minimum Lease Payment
Year ending December 31,
2021 (excluding the six months ended June 30, 2021)	$2,217
2022	3,639
2023	3,279
2024	2,738
2025	1,187
Thereafter	1,719
Total future minimum lease payments	14,779
Less: imputed interest	1,562
Total	$13,217